Future Minimum Lease Payments (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Leases Future Minimum Payments [Line Items]
2012	$ 70,825	$ 178,247
2013	256,950	253,449
2014	271,553	271,553
2015	277,587	277,587
2016	289,656	289,656
Remaining	301,725	301,725
Total	$ 1,468,296	$ 1,572,217